Subsequent Events (Details) - Major business combination - Comtrade CDS £ in Millions	Aug. 17, 2020 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
Consideration payable	£ 60
Contingent consideration percentage	10.00%
Contingent consideration payment period	24 months